SIGNIFICANT ACCOUNTING POLICIES - Cumulative Effect Adjustment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Digital intangible assets	$ 56,500	$ 20,979
GDH LP Unit Holders	$ 0	2,194,352
Galaxy Digital Holdings, LP
Significant Accounting Policies [Line Items]
Digital intangible assets		20,979	$ 41,356
GDH LP Unit Holders		$ 2,194,352	$ 1,711,171
Galaxy Digital Holdings, LP | Cumulative Effect, Period of Adoption, Adjusted Balance
Significant Accounting Policies [Line Items]
Digital intangible assets					$ 362,383
GDH LP Unit Holders					1,416,194
Galaxy Digital Holdings, LP | Cumulative adjustment
Significant Accounting Policies [Line Items]
Digital intangible assets				$ 367,125	4,742
GDH LP Unit Holders				$ 1,420,936	$ 4,742